Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) $ in Millions	12 Months Ended
	May 29, 2016 USD ($) restaurant	May 31, 2015 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	$ 440.0	$ 1,467.3
Number of underperforming restaurants | restaurant	2
Impairment of long-lived assets held-for-use	$ 5.4	15.1
Impairment of long-lived assets to be disposed of	0.6	4.1
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of long-term debt	440.0	1,470.0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of long-term debt	499.5	1,570.0
Fair Value, Measurements, Nonrecurring | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-financial assets measured at fair value	5.4	70.5
Assets held-for-sale, long lived, fair value disclosure	17.5	21.1
Fair Value, Measurements, Nonrecurring | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-financial assets measured at fair value		55.4
Assets held-for-sale, long lived, fair value disclosure	$ 16.9	$ 17.0